Related Party Transactions	12 Months Ended
	Dec. 31, 2011 SQN Alternative Investment Fund III L.P.	Dec. 31, 2010 SQN AIF III GP, LLC and Subsidiary	Dec. 31, 2011 SQN AIF III GP, LLC
Related Party Transactions

4.  Related Party Transactions

The Company may be reimbursed for expenses incurred on behalf of the Managed Fund for the organization and offering of the Managed Fund, and is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and reimbursement for administrative expenses incurred in relation to the Managed Fund’s operations.

The Company entered into an agreement with Capital pursuant to which Capital has agreed to contribute up to $1,000,000 of additional capital to the Company (See Note 3).

The Company is responsible for the day-to-day operations and management of the Managed Fund and Capital makes all investment decisions and manages the investment portfolio of the Managed Fund. The Managed Fund pays the Company an allowance for organizational and offering costs not to exceed $1,000,000, in the aggregate, to reimburse the Company for expenses incurred in the preparation for qualification under federal and state securities laws. The Company also has a promotional interest in the Managed Fund equal to 20% of all distributed cash available for distribution, after the Managed Fund has provided an 8% cumulative return, compounded annually, to the Limited Partners of the Managed Fund on their capital contributions.

The Company pays Capital for organizational and offering expenses incurred on behalf of the Managed Fund and a management fee equal to or the greater of; (i) a fixed monthly management fee of $60,000 or (ii) 1.975% per annum of the aggregate offering proceeds. The monthly management fee reimburses Capital for normal overhead expenses, which include, but are not limited to, employee compensation, rent, professional services, office equipment, and supplies. For the year ended December 31, 2011, Capital was reimbursed $268,245 for organizational and offering expenses incurred on behalf of the Company.

SQN Securities, LLC (“Securities”) is a Delaware limited liability company and is a majority-owned subsidiary of Capital. Securities is the sole selling agent of the Managed Fund’s Units, is a broker-dealer registered with the Securities and Exchange Commission and is a member of both the Financial Industry Regulatory Authority and the Security Investor Protection Corporation. The Company pays Securities a distribution expense equal to 2% of the aggregate offering proceeds, excluding proceeds from the Company or any affiliated entities. At December 31, 2011, the Company owed Securities $1,000 for unpaid distribution expense. Securities was reimbursed $126,753 for organizational and offering expenses incurred on behalf of the Company.

4.  Transactions with Related Parties

As discussed in Note 2, the Company may be reimbursed for expenses incurred on behalf of the Managed Fund for the organization and offering of the Managed Fund, and is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and reimbursement for administrative expenses incurred in relation to the Managed Fund’s operations.

The Company entered into an agreement with the Parent pursuant to which the Parent has agreed to contribute up to $1,000,000 of additional capital to the Company (See Note 3). At December 31, 2010, the Company has a $99 investment in limited partnership, which represents the general partnership interest the Company owns in the Managed Fund (See Note 1).

3.  Related Party Transactions

The General Partner is responsible for the day-to-day operations and management of the Partnership and the Investment Manager makes all investment decisions and manages the investment portfolio of the Partnership. The Partnership pays the General Partner an allowance for organizational and offering costs not to exceed $1,000,000, in the aggregate, to reimburse the General Partner for expenses incurred in the preparation for qualification under federal and state securities laws. The General Partner also has a 1% interest in the profits, losses and distributions of the Partnership. The General Partner also has a promotional interest in the Partnership equal to 20% of all distributed cash available for distribution, after the Partnership has provided an 8% cumulative return, compounded annually, to the Limited Partners on their capital contributions.

The Partnership pays the Investment Manager for organizational and offering expenses incurred on behalf of the Partnership and a management fee equal to or the greater of; (i) a fixed monthly management fee of $60,000 or (ii) 1.975% per annum of the aggregate offering proceeds. The monthly management fee reimburses the Investment Manager for normal overhead expenses, which include, but are not limited to, employee compensation, rent, professional services, office equipment, and supplies. For the year ended December 31, 2011, the Partnership paid the Investment Manager $480,000 for management fees that are included in the statements of operations. For the period from March 10, 2010 (Commencement of Operations) through December 31, 2010, the Partnership did not pay any management fees to the Investment Manager. For the year ended December 31, 2011, the Investment Manager was reimbursed $268,245 for organizational and offering expenses incurred on behalf of the Partnership.

SQN Securities, LLC (“Securities”) is a Delaware limited liability company and is a majority-owned subsidiary of the Partnership’s Investment Manager. Securities is the sole selling agent of the Partnership’s Units, is a broker-dealer registered with the Securities and Exchange Commission and is a member of both the Financial Industry Regulatory Authority and the Security Investor Protection Corporation. The Partnership pays Securities a distribution expense equal to 2% of the aggregate offering proceeds, excluding proceeds from the General Partner or any affiliated entities. At December 31, 2011, the Partnership owed Securities $1,000 for unpaid distribution expense. For the year ended December 31, 2011, Securities was paid $169,018, which is included in offering and distribution expenses in the statements of changes in partners’ equity. For the year ended December 31, 2011, Securities was reimbursed $126,753 for organizational and offering expenses incurred on behalf of the Partnership.